Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of Subsidiaries

				Percentage of
				Ownership (%)
Name of investor	Name of investee	Main business	Location	December 31, 2024	December 31, 2023
The Company	GOAL BEYOND LIMITED (GOAL BEYOND)	Holding company	Samoa	100	100
The Company	STAR LEADER TRADING LIMITED (STAR LEADER)	Sales of bicycle, racket, and other carbon fiber composite products	Hong Kong	100	100
The Company	Bohong Technology Jiangsu Co., Ltd. (Bohong)	Manufacturing bicycle, racket and other carbon fiber composite products	Jiangsu, People’s Republic of China (“PRC”)	100	100
GOAL BEYOND	YMA CORPORATION (YMA)	Product development, design, manufacturing and sales of carbon fiber composite products	Republic of China (“ROC”)	100	100
GOAL BEYOND	TIME YIELD LIMITED (TIME YIELD)	Purchasing	Samoa	100	100
GOAL BEYOND	Forwell Sports Equipment Co., Ltd. (Forwell)	Manufacturing bicycle, racket and other carbon fiber composite products	Dongguan, PRC	i	i
GOAL BEYOND	YMA Composite Materials (DG) Co., Ltd. (YMA DG)	Manufacturing bicycle, racket and other carbon fiber composite products	Dongguan, PRC	i	i
The Company	PREMIUM QUEST INTERNATIONAL LIMITED (PREMIUM QUEST)	Holding company	British Virgin Islands	100	ii
The Company	STAR LEADER TRADING PRIVATE LIMITED (STAR LEADER SG)	Sales of bicycle, racket, and other carbon fiber composite products	Singapore	100	ii
GOAL BEYOND	Dongguan Changrong New Material Technology Co., Ltd	Sales of bicycle, racket, and other carbon fiber composite products	Dongguan, PRC	100	ii
PREMIUM QUEST	LITZMO B.V.	Sales of bicycle, racket, and other carbon fiber composite products	Netherlands	100	ii

i)	YMA DG and Forwell were both wholly-owned subsidiaries of the Group as of March 31, 2023. On April 1, 2023, the Group entered into an agreement with the Buyers, selling 80.5% of its equity interests in both YMA DG and Forwell to their respective management teams in a management buyout transaction. As a result, YMA DG and Forwell were excluded from the consolidated financial statements.

ii)	Each of the newly incorporated companies has not yet received its registered capital as of December 31, 2023. Therefore, they have not allocated any funds, commenced operations, or entered into any contracts with any parties.

Schedule of Estimated Useful Lives of Property Plant and Equipment
property, plant and equipment	estimated useful lives
Leasehold improvement	2 ~ 5 years
Machinery and equipment	3 ~ 10 years
Molding equipment	2 ~ 5 years
Others	2 ~ 10 years